Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Composition of Share Capital
a.	Composition of share capital:

	December 31,
	2020		2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares
Ordinary Shares of no-par value (1)	179,872,754	16,948,226	107,265,966	15,855,287